13 Taxes (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning		R$ 2,068,337	R$ 2,047,358
Noncurrent assets, recognized in income		189,724	(48,702)
Noncurrent assets, business combination effect		(81,971)	6,237
Noncurrent assets, recognized comprehensive income		92,190	63,444
Noncurrent assets, ending		2,268,280	2,068,337
Noncurrent liabilities, beginning		1,350,137	1,197,717
Noncurrent liabilities, recognized in income		214,620	153,446
Noncurrent liabilities, reclassification		(3,243)
Noncurrent liabilities, business combination effect			(1,026)
Noncurrent liabilities, recognized comprehensive income
Noncurrent liabilities, ending		1,561,514	1,350,137
Net, beginning		718,200	849,641
Net, recognized in income		(24,896)	(202,148)
Net, reclassification		(78,728)
Net, business combination effect			7,263
Net, recognized comprehensive income		92,190	63,444
Net, ending		706,766	718,200
Assets presented in the Statement of Financial Position		1,191,104	1,011,866	R$ 1,007,061
Liabilities presented in the Statement of Financial Position		484,338	293,666	R$ 157,420
Provisions for Legal Claims [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning		516,752	573,177
Noncurrent assets, recognized in income		(6,072)	(62,662)
Noncurrent assets, reclassification
Noncurrent assets, business combination effect			6,237
Noncurrent assets, recognized comprehensive income
Noncurrent assets, ending		510,680	516,752
Post Employment Benefits [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning		405,414	328,685
Noncurrent assets, recognized in income		9,433	13,285
Noncurrent assets, reclassification
Noncurrent assets, business combination effect
Noncurrent assets, recognized comprehensive income		92,190	63,444
Noncurrent assets, ending		507,037	405,414
Impairment of Assets [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning		385,467	328,011
Noncurrent assets, recognized in income		(63,827)	57,456
Noncurrent assets, reclassification
Noncurrent assets, business combination effect
Noncurrent assets, recognized comprehensive income
Noncurrent assets, ending		321,640	385,467
Research and Development and Energy Efficiency Programs [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning		165,331	154,491
Noncurrent assets, recognized in income		(12,833)	10,840
Noncurrent assets, reclassification
Noncurrent assets, business combination effect
Noncurrent assets, recognized comprehensive income
Noncurrent assets, ending		152,498	165,331
Tax Losses and Negative Tax Basis [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning		98,242	71,140
Noncurrent assets, recognized in income		144,493	27,102
Noncurrent assets, reclassification
Noncurrent assets, business combination effect
Noncurrent assets, recognized comprehensive income
Noncurrent assets, ending		242,735	98,242
Provision for Energy Purchases [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning		18,039	155,570
Noncurrent assets, recognized in income			(137,531)
Noncurrent assets, reclassification
Noncurrent assets, business combination effect
Noncurrent assets, recognized comprehensive income
Noncurrent assets, ending		18,039	18,039
Provision for Performance And Profit Sharing [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning		52,115	30,548
Noncurrent assets, recognized in income		109,622	21,567
Noncurrent assets, reclassification
Noncurrent assets, business combination effect
Noncurrent assets, recognized comprehensive income
Noncurrent assets, ending		161,737	52,115
Amortization - concession [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning		58,344	53,339
Noncurrent assets, recognized in income		(11,135)	5,005
Noncurrent assets, reclassification
Noncurrent assets, business combination effect
Noncurrent assets, recognized comprehensive income
Noncurrent assets, ending		47,209	58,344
Concession Contracts [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning		22,353	23,606
Noncurrent assets, recognized in income		(1,292)	(1,253)
Noncurrent assets, reclassification
Noncurrent assets, business combination effect
Noncurrent assets, recognized comprehensive income
Noncurrent assets, ending		21,061	22,353
Noncurrent liabilities, beginning		711,831	613,658
Noncurrent liabilities, recognized in income		188,674	99,199
Noncurrent liabilities, reclassification
Noncurrent liabilities, business combination effect			(1,026)
Noncurrent liabilities, recognized comprehensive income
Noncurrent liabilities, ending		900,505	711,831
Reclassification [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	[1]
Noncurrent assets, recognized in income	[1]	(1,771)
Noncurrent assets, reclassification	[1]	(81,971)
Noncurrent assets, recognized comprehensive income	[1]
Noncurrent assets, ending	[1]	(83,742)
Noncurrent liabilities, beginning	[1]
Noncurrent liabilities, recognized in income	[1]	478
Noncurrent liabilities, reclassification	[1]	(3,243)
Noncurrent liabilities, recognized comprehensive income	[1]
Noncurrent liabilities, ending	[1]	(2,765)
Expected Credit Losses [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning		131,821	114,010
Noncurrent assets, recognized in income		(2,868)	17,811
Noncurrent assets, business combination effect
Noncurrent assets, recognized comprehensive income
Noncurrent assets, ending		128,953	131,821
Social Security Contributions - Injunction on Judicial Deposit [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning		71,200	67,010
Noncurrent assets, recognized in income		3,340	4,190
Noncurrent assets, reclassification
Noncurrent assets, business combination effect
Noncurrent assets, recognized comprehensive income
Noncurrent assets, ending		74,540	71,200
Other [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning		143,259	147,771
Noncurrent assets, recognized in income		22,634	(4,512)
Noncurrent assets, business combination effect
Noncurrent assets, recognized comprehensive income
Noncurrent assets, ending		165,893	143,259
Noncurrent liabilities, beginning		42,577	35,728
Noncurrent liabilities, recognized in income		(10,626)	6,849
Noncurrent liabilities, reclassification
Noncurrent liabilities, business combination effect
Noncurrent liabilities, recognized comprehensive income
Noncurrent liabilities, ending		31,951	42,577
Deemed cost [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning		381,209	415,325
Noncurrent liabilities, recognized in income		(30,718)	(34,116)
Noncurrent liabilities, reclassification
Noncurrent liabilities, business combination effect
Noncurrent liabilities, recognized comprehensive income
Noncurrent liabilities, ending		350,491	381,209
Derivative financial instruments [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning		70,945	5,030
Noncurrent liabilities, recognized in income		46,737	65,915
Noncurrent liabilities, reclassification
Noncurrent liabilities, business combination effect
Noncurrent liabilities, recognized comprehensive income
Noncurrent liabilities, ending		117,682	70,945
Transaction Cost On Borrowings and Debentures [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning		32,108	31,127
Noncurrent liabilities, recognized in income		(7,539)	981
Noncurrent liabilities, reclassification
Noncurrent liabilities, business combination effect
Noncurrent liabilities, recognized comprehensive income
Noncurrent liabilities, ending		24,569	32,108
Escrow Deposits Monetary Variation [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning		61,145	64,167
Noncurrent liabilities, recognized in income		1,981	(3,022)
Noncurrent liabilities, reclassification
Noncurrent liabilities, business combination effect
Noncurrent liabilities, recognized comprehensive income
Noncurrent liabilities, ending		63,126	61,145
Accelerated Depreciation [member]
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning		50,322	32,682
Noncurrent liabilities, recognized in income		25,633	17,640
Noncurrent liabilities, reclassification
Noncurrent liabilities, business combination effect
Noncurrent liabilities, recognized comprehensive income
Noncurrent liabilities, ending		R$ 75,955	R$ 50,322

[1]	Reclassification to Assets classified as held for sale (Note 40).